Investment Property (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Schedule Of Changes In Investment Property
Changes in investment property included in non-current assets:	2018	2017
Balance, beginning of year	$37,660	$35,663
Change in fair value during the year	(274)	(26)
Disposals	(976)	(194)
Currency translation adjustments	1,394	2,217
Balance, end of year	$37,804	$37,660

Schedule of rental Income investment property
Years ended December 31:	2018	2017	2016
Rental income	$1,611	$1,510	$1,511
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	193	256	226